Fair Value Measurements (Financial Instruments Measured at Fair Value on Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Currency Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ (6.6)
Liabilities, Fair Value Disclosure		1.2
Fair Value Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Liabilities Fair Value Disclosure	(22.9)	(78.6)
Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Liabilities Fair Value Disclosure	(6.6)	1.2
Fair Value Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Liabilities Fair Value Disclosure	8.4	10.6
Fair Value Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Liabilities Fair Value Disclosure	(24.7)	(90.4)
Fair Value Measurements, Recurring [Member] | Interest Rate Swaps and Option Thereon [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	(5.0)	(5.6)
Fair Value Measurements, Recurring [Member] | Interest Rate Swaps and Option Thereon [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Interest Rate Swaps and Option Thereon [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	(5.0)	(5.6)
Fair Value Measurements, Recurring [Member] | Interest Rate Swaps and Option Thereon [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Currency Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(6.6)
Liabilities, Fair Value Disclosure		1.2
Fair Value Measurements, Recurring [Member] | Currency Forward Contracts [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(6.6)
Liabilities, Fair Value Disclosure		1.2
Fair Value Measurements, Recurring [Member] | Currency Forward Contracts [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0
Liabilities, Fair Value Disclosure		0
Fair Value Measurements, Recurring [Member] | Currency Forward Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0
Liabilities, Fair Value Disclosure		0
Fair Value Measurements, Recurring [Member] | Contingent Consideration Related to Acquisitions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	(24.9)	(90.8)
Fair Value Measurements, Recurring [Member] | Contingent Consideration Related to Acquisitions [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Contingent Consideration Related to Acquisitions [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Contingent Consideration Related to Acquisitions [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure	(24.9)	(90.8)
Fair Value Measurements, Recurring [Member] | Available for Sale Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	13.4	16.2
Fair Value Measurements, Recurring [Member] | Available for Sale Investments [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Available for Sale Investments [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	13.4	16.2
Fair Value Measurements, Recurring [Member] | Available for Sale Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Suntech Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.2	0.4
Fair Value Measurements, Recurring [Member] | Suntech Warrant [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Suntech Warrant [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Fair Value Measurements, Recurring [Member] | Suntech Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 0.2	$ 0.4